Fair Value of Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Liabilities:
Contingent acquisition debt, current portion	$ 2,475	$ 1,072
Contingent acquisition debt, less current portion	9,282	6,008
Total liabilities	11,757	7,080	5,684
Level 1 [Member]
Liabilities:
Contingent acquisition debt, current portion
Contingent acquisition debt, less current portion
Total liabilities
Level 2 [Member]
Liabilities:
Contingent acquisition debt, current portion
Contingent acquisition debt, less current portion
Total liabilities
Level 3 [Member]
Liabilities:
Contingent acquisition debt, current portion	2,475	1,072
Contingent acquisition debt, less current portion	9,282	6,008
Total liabilities	$ 11,757	$ 7,080	$ 5,684